Finance lease obligations (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Proceeds from sale and leaseback transactions	$ 67,275
Finance lease obligations [Member] | Bottom of range [Member]
Statement [Line Items]
Borrowings, interest rate	1.95%
Finance lease obligations [Member] | Top of range [Member]
Statement [Line Items]
Borrowings, interest rate	4.45%